Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 15,456,770	$ 13,881,133
Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	121,240,404	105,123,586
Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,271,443	11,242,387
Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	8,225,571	7,116,252
Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	104,181,452	66,560,662
2021 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	42,647,378	36,978,146
2021 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	0
2021 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,621,958	12,678,221
2022 | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	8,225,571	7,116,252
2022 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	15,840,455	13,734,740
2023 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	30,462,413	26,412,961
2024 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	17,668,200
2024 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,271,443
2024 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	15,840,455
2025 | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		13,881,133
2025 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		41,732,479
2025 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		11,242,387
2025 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		40,147,701
2026 thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	15,456,770
2026 thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	30,462,413
2026 thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	0
2026 thereafter [member] | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	57,878,585
Fair value | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,918	123,244
Fair value | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	3,167,805	360,731
Fair value | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(85,994)	(81,137)
Fair value | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(70,196)	(74,535)
Fair value | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ (2,118,100)	$ (1,223,283)
U.S [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	19,558,505	22,982,341
U.S [member] | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ 49,871,750
U.S [member] | 2021 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		4,505,751
Average pay rate	3.22%	3.20%
Average receive rate	0.90%	3.00%
U.S [member] | 2021 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,724,765	4,463,405
Average pay rate	3.25%	3.22%
Average receive rate	0.91%	2.80%
U.S [member] | 2022 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,607,486	4,352,614
Average pay rate	3.37%	3.25%
Average receive rate	1.12%	2.94%
U.S [member] | 2023 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,466,068	4,219,019
Average pay rate	3.68%	3.37%
Average receive rate	1.67%	3.17%
U.S [member] | 2023 | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ 49,871,750
U.S [member] | 2024 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	3,316,471	3,133,015
Average pay rate	4.13%	3.68%
Average receive rate	2.38%	3.67%
U.S [member] | 2025 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	2,443,716	2,308,537
Average pay rate		4.13%
Average receive rate		4.36%
U.S [member] | 2026 thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Average pay rate	0.00%
Average receive rate	0.00%
U.S [member] | Fair value | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	(712,107)	(99,231)
U.S [member] | Fair value | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ (1,331,188)
Receive euros pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	292,851,648	$ 306,989,551
Receive euros pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		27,352,677
Receive euros pay us dollars [member] | 2021 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	37,204,824	35,146,769
Receive euros pay us dollars [member] | 2021 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	35,595,644	33,626,604
Receive euros pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	46,550,277	43,975,261
Receive euros pay us dollars [member] | 2023 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	26,565,185	25,095,682
Receive euros pay us dollars [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	39,334,093
Receive euros pay us dollars [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		141,792,559
Receive euros pay us dollars [member] | 2026 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	107,601,624
Receive euros pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	9,939,110	(6,129,828)
Receive Japanese yen pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,814,650	16,967,427
Receive Japanese yen pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		12,419,108
Receive Japanese yen pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,814,650	4,548,319
Receive Japanese yen pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	505,772	(1,087,602)
Receive pounds sterling pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	21,584,035	20,354,324
Receive pounds sterling pay us dollars [member] | 2021 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	9,781,187	9,204,373
Receive pounds sterling pay us dollars [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,802,848
Receive pounds sterling pay us dollars [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		11,149,951
Receive pounds sterling pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	839,037	516,780
Receive UDI/ Pay pesos [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	33,513,214	37,742,553
Receive UDI/ Pay pesos [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		7,292,520
Receive UDI/ Pay pesos [member] | 2021 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,000,000	3,000,000
Receive UDI/ Pay pesos [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,063,181
Receive UDI/ Pay pesos [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		27,450,032
Receive UDI/ Pay pesos [member] | 2026 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	27,450,032
Receive UDI/ Pay pesos [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	6,834,051	3,116,439
Receive swiss francs pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	10,300,166	20,729,537
Receive swiss francs pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		10,999,144
Receive swiss francs pay us dollars [member] | 2021 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,018,890	2,851,895
Receive swiss francs pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,281,276	6,878,498
Receive swiss francs pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 913,809	$ 797,159